SUBSIDIARIES	12 Months Ended
Dec. 31, 2013
SUBSIDIARIES [Abstract]
SUBSIDIARIES [Text Block]
4. SUBSIDIARIES

The following table lists our significant subsidiaries and their purpose as of December 31, 2013. Unless otherwise indicated, we own 100% of each subsidiary.

Name	Jurisdiction of Incorporation	Purpose
Golar Partners Operating LLC	Marshall Islands	Holding Company
Golar LNG Holding Corporation	Marshall Islands	Holding Company
Golar Maritime (Asia) Inc.	Republic of Liberia	Holding Company
Oxbow Holdings Inc.	British Virgin Islands	Holding Company
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns and operates Golar Mazo
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar LNG 2220 Corporation	Marshall Islands	Leased Golar Winter (until June 25, 2013)
Golar Freeze Holding Corporation	Marshall Islands	Owns Golar Freeze
Golar 2215 UK Ltd	United Kingdom	Operates Methane Princess
Golar Spirit UK Ltd	United Kingdom	Operates Golar Spirit
Golar Winter UK Ltd	United Kingdom	Operates Golar Winter
Golar Freeze UK Ltd	United Kingdom	Operates Golar Freeze
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management Company
Golar Khannur Corporation	Marshall Islands	Holding Company
Golar LNG (Singapore) Pte.	Singapore	Holding Company
PT Golar Indonesia*	Indonesia	Owns and operates NR Satu
Golar LNG 2226 Corporation	Marshall Islands	Leased Golar Grand (until June 25, 2013)
Golar 2226 UK Ltd	United Kingdom	Operates Golar Grand
Golar LNG 2234 Corporation	Republic of Liberia	Owns and operates Golar Maria
Golar Winter Corporation	Marshall Islands	Owns Golar Winter (from June 26, 2013)
Golar Grand Corporation	Marshall Islands	Owns Golar Grand (from June 26, 2013)
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* We hold all of the voting stock and control all of the economic interests in PT Golar Indonesia ("PTGI") pursuant to a Shareholder's Agreement with the other shareholder of PTGI, PT Pesona Sentra Utama ("PT Pesona"). PT Pesona holds the remaining 51% interest in the issued share capital of PTGI.

We consolidated PTGI, which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE and we became its primary beneficiary upon our agreement to acquire all of Golar's interests in certain subsidiaries that own and operate the NR Satu (see note 24(k)) on July 18, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.

The following table summarizes the balance sheets of PTGI as of December 31, 2013 and 2012:

(in thousands of $)	2013	2012
ASSETS
Cash	8,225	3,979
Restricted cash	9,980	5,474
Vessels and equipment	354,255	375,443
Other assets	9,056	6,335
Total assets	381,516	391,231

LIABILITIES AND EQUITY
Accrued liabilities	25,020	31,778
Current portion of long-term debt	14,300	14,300
Amounts due to related parties	189,835	199,891
Long-term debt	126,400	140,700
Other liabilities	6,283	1,335
Total liabilities	361,838	388,004
Total equity	19,678	3,227
Total liabilities and equity	381,516	391,231

Trade creditors of PTGI have no recourse to our general credit.

The long-term debt of PTGI is secured against the NR Satu and has been guaranteed by us.